FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCIAL RISK MANAGEMENT

NOTE 35 — FINANCIAL RISK MANAGEMENT

The Company’s activities expose it to certain financial risks mainly related to:

➢	market risk (currency risk, interest rate risk and price risk);

➢	credit risk, and

➢	liquidity risk.

The board of directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The board has established the risk committee, which is responsible for developing and monitoring the Company’s risk management policies. The committee reports quarterly to the board of directors on its activities.

The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities.

The Group’s board of directors oversees how management monitors compliance with the risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

Market risk

Interest rate risk

Fluctuations in interest rates impact on the value of investments and financing activities, giving rise to interest rate risk.

The debt of the Group is comprised of different instruments, which bear interest at either fixed or floating interest rates. The ratio of fixed and floating rate instruments in the loan portfolio is monitored and managed, by incurring either variable rate bank loans or fixed rate bonds as necessary.

The Group policy with regards to financial assets, is to invest cash at floating rates of interest and to maintain cash reserves in short-term investments in order to maintain liquidity, while also achieving a satisfactory return for shareholders.

The Group is not exposed to the significant interest rate risk.

Foreign currency risk

The Group’s foreign exchange risk results mainly from cash flows from transactions denominated in foreign currencies. At present, the Group does not have any formal policy for hedging against currency risk. The Group ensures that the net exposure is kept at an acceptable level by buying or selling foreign currencies at spot rates, where necessary, to address short term imbalances.

The Group has transactional currency exposures arising from sales or purchases that are denominated in a currency other than the functional currency of the Group. The Group’s exposure to foreign currency risk arises primarily from transactions denominated in United States Dollar (USD), Singapore Dollar (SGD), Indonesian Rupiah (IDR), British Pound (GBP), South African Rand (ZAR) and New Zealand Dollar (NZD).

The Group’s currency exposures to the USD and EUR at the reporting date were as follows:

	As of December 31,2025
	USD	SGD	IDR	GBP	ZAR	NZD
Financial assets
Trade receivables	$456,069	$254	$319,973	$372,839	$(26,148)	$-
Cash and cash equivalents	$1,137,666	$58,826	$124,187	$183,572	$895,122	$23,614
Total financial assets	$1,593,735	$59,081	$444,160	$556,411	$868,974	$23,614

Financial liabilities
Trade payables	$3,533,597	$2,357	$246,397	$256,912	$204,556	$10,092
Other payables	$7,303,789	$236,258	$665,238	$342,807	$1,843,373	$182,239
Total financial liabilities	$10,837,386	$238,615	$911,636	$599,719	$2,047,930	$192,331
Net financial assets / (liabilities)	$(9,243,651)	$(179,534)	$(467,476)	$(43,308)	$(1,178,955)	$(168,717)

	As of December 31,2024
	USD	SGD	IDR	GBP	ZAR	NZD
Financial assets
Trade receivables	$1,073,085	-	-	431,400	148,753	-
Cash and cash equivalents	$1,474,664	$1,758	$-	$110,912	$8,929	$18,670
Total financial assets	$2,547,749	$1,758	$-	$542,312	$157,682	$18,670

Financial liabilities
Trade payables	$3,027,751	$-	$-	$131,357	$116,053	$10,334
Other payables	$5,013,737	$-	$-	$347,664	$577,580	$129,040
Total financial liabilities	$8,041,488	$-	$-	$479,021	$693,633	$139,374
Net financial assets / (liabilities)	$(5,493,739)	$-	$-	$63,291	$(535,951)	$(120,704)

A 10% strengthening of United States Dollar against the foreign currencies denominated balances at the reporting date would decrease profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

Profit or loss (after tax)

	As of December 31,2025
Currency	Net Exposure (USD)	10% Strengthen	10% Weaken	Sensitivity %
SGD	1,758	$176	(176)	10%
IDR	-	-	-	10%
GBP	63,291	6,329	(6,329)	10%
ZAR	(535,951)	(53,595)	53,595	10%)
NZD	(120,704)	(12,070)	12,070	10%
Total Impact	(591,606)	$(59,161)	59,161

	As of December 31,2024
	Net Exposure (USD)	10% Strengthen	10% Weaken	Sensitivity %
SGD	(179,534)	$(17,953)	17,953	10%
IDR	(467,476)	(46,748)	46,748	10%
GBP	(43,308)	(4,331)	4,331	10%
ZAR	(1,178,955)	(117,896)	117,896	10%)
NZD	(168,717)	(16,872)	16,872	10%
Total Impact	(2,037,990)	$(203,799)	203,799

A 10% weakening of United States Dollar against the above currencies would have had equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

Credit risk

Credit risk is the risk that a customer or counterparty fail to fulfill its contractual obligations resulting in financial loss to the Company. Credit risk mainly arises from trade and other receivables. The Company considers all elements of credit risk exposure such as counterparty default risk for risk management purposes.

Credit risk management

The Company’s credit committee is responsible for managing the Company’s credit risk by:

●	Ensuring that the Company has appropriate credit risk practices, including an effective system of internal control, to consistently determine adequate allowances in accordance with the Company’s stated policies and procedures, IFRS and relevant supervisory guidance.

●	Identifying, assessing and measuring credit risk across the Company, from an individual loan to a portfolio level.

●	Creating credit policies to protect the Company against the identified risks including the requirements to obtain collateral from borrowers, to perform robust ongoing credit assessment of borrowers and to continually monitor exposures against internal risk limits.

●	Establishing a robust control framework regarding the authorization structure for the approval and renewal of credit facilities.

●	Developing and maintaining the Company’s processes for measuring expected credit loss including monitoring of credit risk, incorporation of forward-looking information and the method used to measure expected credit loss.

●	Ensuring that the Company has policies and procedures in place to appropriately maintain and validate methods used to assess and measure expected credit loss.

●	Establishing a sound credit risk accounting assessment and measurement process that provides it with a strong basis for common systems, tools and data to assess credit risk and to account for expected credit loss. Providing advice, guidance and specialist skills to business units to promote best practice throughout the Company in the management of credit risk.

Financial assets subject to concentrations of credit risk and failures by counterparties to discharge their obligations in full or in a timely manner arise principally from cash balances with banks, and trade and other receivables The general approach in the International Financial Reporting Standards on financial instruments is applied to measure expected credit losses (“ECL”) allowance on financial assets. On initial recognition, a day-1 loss is recorded equal to the 12 month ECL unless the assets are considered credit impaired. The ECL allowance for debt assets is recognised at an amount equal to the lifetime ECL if the credit risk on that financial instrument has increased significantly since initial recognition. However, for trade receivables that do not contain a material financing component or when the Group applies the practical expedient of not adjusting the effect of a material financing component, the simplified approach in calculating ECL is applied. Under the simplified approach, the loss allowance is recognised at an amount equal to lifetime ECL at each reporting date using historical loss rates for the respective risk categories and incorporating forward-looking estimates. Lifetime ECL may be estimated individually or collectively. For the credit risk on the financial assets an ongoing credit evaluation is performed on the financial condition of the debtors and any loss is recognised in profit or loss. Reviews and assessments of credit exposures in excess of designated limits are made. Renewals

As the Group does not hold any collateral, the maximum exposure to credit risk for each class of financial instruments is the carrying amount of that class of financial instruments presented on the consolidated balance sheet.

Liquidity risk

The Company has incurred significant losses and needs to raise additional funds to meet its obligations and sustain its operations. While the Group holds substantial cash and digital assets on its balance sheet, there is a risk regarding its ability to continue as a going concern over the next twelve months if additional sources of capital are not secured. Management’s plans in regard to these matters are also described in Note 2

Prudent liquidity risk management implies maintaining sufficient cash and term deposits, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Group manages liquidity risk by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and liabilities.

The following tables detail the Group’s remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms or the earliest date on which the Group can be required to pay. The table has been drawn up based on the undiscounted cash flows of financial liabilities and include both interest and principal cash flows.

2025

	Carrying amount	Total contractual undiscounted cash flow	Less than 1 year	Over 1 year and less than 5 years
Due to related parties	$16,731,731	16,731,731	7,009,162	9,722,569
Trade payable	4,253,912	4,253,912	4,253,912	4,253,912
Accrued expenses and other liabilities	3,564,543	3,564,543	3,564,543	3,564,543
Loans payable	7,967,276	8,577,774	8,577,774	-
Operating lease liability	2,300,336	2,300,336	234,169	2,066,167
Short term debt	25,000	25,000	25,000	-
Total	$34,842,798	$35,453,296	$23,664,560	$19,607,191

2024

	Carrying amount	Total contractual undiscounted cash flow	Less than 1 year	Over 1 year and less than 5 years
Due to related parties	$4,002,880	4,002,880	4,001,091	1,789
Trade payable	3,285,495	3,285,495	3,285,495	3,285,495
Accrued expenses and other liabilities	2,066,930	2,066,930	2,066,930	2,066,930
Loans payable	10,263,804	10,263,804	229,815	10,033,989
Short term debt	40,000	40,000	40,000	-
Total	$19,659,109	$19,659,109	$9,623,331	$15,388,203